Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001516212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2021
Prospectus Date	rr_ProspectusDate	Oct. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A